Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2019
Net fee And Commission Income [abstract]
Schedule of Fee and Commission Income
22 Net fee and commission income

Fee and commission income
	2019	2018	2017
Funds transfer	1,513	1,394	1,172
Securities business	603	618	532
Insurance broking	191	173	176
Asset management fees	205	170	116
Brokerage and advisory fees	611	584	548
Other	1,317	1,302	1,321
	4,439	4,240	3,865

Schedule of Fee and Commission Expense
Fee and commission expenses
	2019	2018	2017
Funds transfer	659	597	437
Securities business	140	170	150
Insurance broking	2	2	4
Asset management fees	8	4	5
Brokerage and advisory fees	282	220	192
Other	481	448	367
	1,571	1,442	1,155